TRADING GAINS / (LOSSES) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
TRADING GAINS / (LOSSES)
Trading gains / (losses)	$ 6,233	¥ 40,554	¥ 12,563	¥ 166,428
Spot commodity contracts
TRADING GAINS / (LOSSES)
Trading gains / (losses)	(20,460)	(133,116)	296,809	166,015
Risk and return transfer arrangement
TRADING GAINS / (LOSSES)
Trading gains / (losses)	20,700	134,678	(296,678)	(9,301)
Commodity futures contracts
TRADING GAINS / (LOSSES)
Trading gains / (losses)	116	753	(1,780)	753
Trading of physical commodities
TRADING GAINS / (LOSSES)
Trading gains / (losses)	(23)	(152)	2,840	771
Short term investments
TRADING GAINS / (LOSSES)
Trading gains / (losses)	$ 5,900	¥ 38,391	¥ 11,372	¥ 8,190